Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Organization and Description of Business

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Chengdu Aixin Zhonghong Biological Technology Co., Ltd. (“the Company” or “Aixin”) was incorporated in 2013 in Chengdu, China. The Company mainly develops and distributes consumer products by offering a comprehensive line of premium-quality nutritional products. The Company sells the products through exhibition events, conferences, as well as person-to-person marketing.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Chengdu Aixin Zhonghong Biological Technology Co., Ltd. (“the Company” or “Aixin”) was incorporated in 2013 in Chengdu, China. The Company mainly develops and distributes consumer products by offering a comprehensive line of premium-quality nutritional products. The Company sells the products through exhibition events, conferences, as well as person-to-person marketing.